Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other receivables
21	Trade and other receivables

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Trade receivables	414,962	386,517

Less: impairment provision	(18)	(37)

	414,944	386,480

Bills receivable	1,238,620	1,090,479
Amounts due from related parties	1,290,619	1,975,408

	2,944,183	3,452,367

Prepayments	165,804	228,269

Other receivables	165,798	83,551

	3,275,785	3,764,187

During the year ended 31 December 2017, certain associates and joint ventures of the Group declared dividends with total amount of RMB 479,633 thousands to the Group (2016: RMB 557,312 thousands, 2015: RMB 197,158 thousands). As at 31 December 2017 and 31 December 2016, all these declared dividends had been received by the Group.

As at 31 December 2017, entrusted lendings of RMB 12,000 thousands included in other receivables was made by the Group at an interest rate of 1.75% per annum, which will be due in 2018 (31 December 2016: RMB 88,000 thousands included in other receivables was made by the Group at an interest rate of 1.75% per annum, 31 December 2015: RMB 106,000 thousands at interest rates ranging from 1.75% to 3.00% per annum).

The remaining balance of other receivables mainly represented interest receivables.

As of 31 December 2017, the Group didn’t have any trade receivable which was past due but not impaired (31 December 2016 and 2015: Nil).

Amounts due from related parties mainly represent trade-related balances, unsecured in nature and bear no interest.

The aging analysis of trade receivables, bills receivable and amounts due from related parties (net of allowance for doubtful debts) is as follows:

	As at 31 December
	2016 RMB’000	2017 RMB’000

Within one year	2,944,162	3,452,321
Above one year	21	46

	2,944,183	3,452,367

Movements of the Group’s impairment provision for trade and other receivables are as follows:

	2016 RMB’000	2017 RMB’000

As at 1 January	1,269	992
Provision for receivables impairment	71	66
Receivables written off during the year as uncollectible	(207)	(5)
Unused amounts reversed	(141)	—

As at 31 December	992	1,053

Bills receivables represent short-term bank acceptance receivables that entitle the Group to receive the full face amount of the receivables from the banks at maturity, which generally range from one to six months from the date of issuance. Historically, the Group had experienced no credit losses on bills receivables.

As at 31 December 2016 and 2017, no trade receivable or bills receivable was pledged as collateral.

Sales to third parties are generally on cash basis. Subject to negotiation, credit is generally only available for major customers with well-established trading records.